Operating Segments (Details) - Schedule of Segment Assets	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Segment Assets [Line Items]
Assets	RM 118,047,637	$ 25,722,362	RM 41,824,104
Interest income	38,007,733
Consolidated Total Assets [Member]
Schedule of Segment Assets [Line Items]
Assets	118,047,637		41,824,104	44,114,803
Operating Segments [Member]
Schedule of Segment Assets [Line Items]
Assets	118,047,637		33,181,291	43,444,960
Operating Segments [Member] | Business strategy consultancy [Member]
Schedule of Segment Assets [Line Items]
Assets	56,519,511		19,043,436	2,586,832
Operating Segments [Member] | Technology development, solutions and consultancy [Member]
Schedule of Segment Assets [Line Items]
Assets	15,496,175		1,175,112	3,606,903
Operating Segments [Member] | Other Services [Member]
Schedule of Segment Assets [Line Items]
Assets	8,024,218		12,962,743	37,251,225
Unallocated assets [Member]
Schedule of Segment Assets [Line Items]
Assets			RM 8,642,813	RM 669,843